Taxes (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Taxes
Taxes and contributions on income payable	R$ 4,364	R$ 3,970
Deferred tax liabilities	603	560
Other	6,378	4,672
Total	11,345	9,202
Current	8,444	7,915
Non-current	R$ 2,901	R$ 1,287